Offerings	Sep. 15, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 1,999,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 306,046.90
Offering Note	This registration statement relates to the aggregate offering of $2,000,000,000 of common shares of beneficial interest of the Fund. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153.10
Offering Note	This registration statement relates to the aggregate offering of $2,000,000,000 of common shares of beneficial interest of the Fund. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.